UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22987

                          Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2016 through October 31, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer ILS
                        Interval Fund

--------------------------------------------------------------------------------
                        Annual Report | October 31, 2017
--------------------------------------------------------------------------------

                        Ticker Symbol:   XILSX

                        [LOGO]   Amundi Pioneer
                                 ==============
                               ASSET MANAGEMENT
                          visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Schedule of Investments                                                       11

Financial Statements                                                          19

Financial Highlights                                                          23

Notes to Financial Statements                                                 24

Report of Independent Registered Public Accounting Firm                       38

Additional Information                                                        39

Trustees, Officers and Service Providers                                      42

                          Pioneer ILS Interval Fund | Annual Report | 10/31/17 1

President's Letter

Robust, synchronized global economic growth and rising corporate profits have continued to drive strong performance in both the credit and equity markets for most of 2017. U.S. stocks, as measured by the Standard & Poor's 500 Index, returned 14.23% through the end of the third quarter. Fixed-income markets, while not generating the same dazzling returns as equities, held their own, led by high-yield securities, which produced a return of 7.05% in the U.S., as measured by the Bank of America Merrill Lynch U.S. High Yield Index. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.14% over the first three quarters of the calendar year.

Continued strong employment numbers and higher consumer confidence, together with solid global economic growth and a depreciating U.S. dollar contributed to better-than-expected U.S. gross domestic product (GDP) growth of more than 3% in both the second and third quarters. Outside the U.S., economic growth in the second quarter also surprised to the upside across the Euro zone, China, and Japan. Meanwhile, despite higher oil and commodities prices, inflation continued to be moderate, both in the U.S. and globally, enabling major non-U.S. central banks to maintain their easy monetary policies. As expected, however, the U.S. Federal Reserve System (the Fed) recently announced that it would commence tapering its balance sheet this October. The Fed also appears primed to raise interest rates one more time before the end of this year, which would be the fourth rate increase since December of 2016.

As we move into the final months of 2017, we believe the U.S. economy will experience modest growth in the short term, depending on the mix of economic policies enacted as the country moves away from monetary stimulus (driven by the Fed) and toward fiscal stimulus (potentially including tax reform) as well as lighter regulatory burdens. Meanwhile, corporate earnings remain solid and we think they will improve even further, despite the possibility of some pressure from wage increases. In addition, it is our view that the economy will continue to grow and that we may begin to see a modest upturn in inflation. In that scenario, we anticipate that the Fed will continue to raise interest rates.

While economic and market conditions appear solid, there are always risks to consider that could dampen the outlook. Geopolitical concerns, such as increased tensions with North Korea, and continued political gridlock in Washington are just some of the risks that could lead to increased market volatility.

2 Pioneer ILS Interval Fund | Annual Report | 10/31/17

It is for those reasons that we at Amundi Pioneer continue to believe that investors can benefit from the experience and tenure of our investment teams who make active and informed decisions across our funds.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
October 31, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/17 3

Portfolio Management Discussion | 10/31/17

A series of natural disasters led to a 12-year high in property damage claims filed in the global property-and-casualty reinsurance industry during the 12-month period ended October 31, 2017, which drove negative returns for many investors in insurance-linked securities. In the following interview, Charles Melchreit and Chin Liu discuss the factors that affected the performance of the Pioneer ILS Interval Fund during the 12-month period. Mr. Melchreit, Deputy Head of Fixed Income, Director of Multisector Fixed Income, a senior vice president, and a portfolio manager at Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), and Mr. Liu, Director of Insurance-Linked Securities (ILS), a vice president, and a portfolio manager at Amundi Pioneer, are responsible for the day-to-day management of the Fund.

Q    How did the Fund perform during the 12-month period ended October 31, 2017?

A The Pioneer ILS Interval Fund returned -4.95% at net asset value during the 12-month period ended October 31, 2017, while the Fund's benchmark, the ICE Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index, returned 0.72%.

Q What were the principal factors affecting the Fund's performance during the 12-month period ended October 31, 2017?

A The global insurance industry suffered through an unusually active period for natural-disaster-related claims during the 12 months. Early in the period, Cyclone Debbie caused extensive damage in Australia, and a series of regional tornados caused damage in the United States. Unfortunately, those major events were merely a precursor to much larger disasters over the second half of the period, as late in the summer, three severe hurricanes (Harvey, Irma, and Maria) hit the U.S. mainland and Puerto Rico, while two major earthquakes shook western Mexico. In addition, California suffered through its worst period of wild fires on record.

     The disasters, which occurred in a relatively short space of time, brought a wave of claims against the global property insurance and reinsurance industry. Claims against event-linked casualty insurance securities, often called "catastrophe bonds," rose to the highest level in 12 years and resulted in estimated losses of $110 billion to the global insurance industry.

     The Fund's exposure to the claims-triggering events detracted from its performance during the period. In particular, one portfolio holding of a quota-share investment of one large global reinsurer lost 25% of its value in the wake of the multiple natural disasters.

4 Pioneer ILS Interval Fund | Annual Report | 10/31/17

     While the unusually high level of claims drove the Fund's disappointing, negative return for the 12-month period, we believe our strategies of attempting to keep the portfolio well diversified* across different regions and perils, focusing on sponsor quality and deal structure, and seeking to avoid the riskiest parts of the ILS market, helped to limit the damage to the Fund's performance.

Q Did you invest the Fund in any derivative securities during the 12-month period ended October 31, 2017? If so, did the derivatives have any impact on performance?

A We did invest in some forward foreign currency contracts in an attempt to hedge the portfolio's risk against exposures to investments denominated in non-U.S. dollar currencies. The contracts had no material impact on the Fund's performance.

Q What factors affected the Fund's distributions to shareholders during the 12-month period ended October 31, 2017?

A The Fund generally distributes just one dividend** during each fiscal year, paid at the end of the calendar year. In December 2016, two months into the 12-month period, the Fund paid a dividend of $1.01 per share, based on premiums earned during the previous year. December 2017 is the next scheduled dividend distribution date.

Q    What is your investment outlook for insurance-linked securities?

A The global insurance industry experienced an extraordinary number of claims during the past year. Nevertheless, we believe the losses have not been severe enough to diminish significantly the capital bases of very large reinsurance companies.

     In the coming weeks and months, due to the events of the past year, we expect repricing of ILS securities during the upcoming renewal period. We believe the repricing should result in a firming of prices that may offer favorable opportunities for ILS investors. We anticipate that pricing throughout the ILS market should be better, in fact, with some segments improving significantly.

*    Diversification does not assure a profit nor protect against loss.

**   Dividends are not guaranteed.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/17 5

Please refer to the Schedule of Investments on pages 11-18 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.

The Fund is not a complete investment program.

The Fund invests primarily in insurance-linked securities ("ILS"), which are high-yield debt securities that involve a high degree of risk.

The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund's outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund's shares should be considered illiquid.

Insurance-linked securities may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds). The return of principal and the payment of interest on insurance-linked securities are contingent on the non-occurrence of a predefined "trigger" event that leads to physical or economic loss, such as a hurricane or an aerospace catastrophe.

Event-linked bonds may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Fund may also invest in structured reinsurance investments or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business (known as "quota share" instruments or "reinsurance sidecars"). Investors participate in the premiums and losses associated with these underlying contracts, into which the Fund has limited transparency.

The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.

Certain securities, including ILS, structured reinsurance investments and derivatives, may be impossible or difficult to purchase, sell, or unwind. Such securities and derivatives also may be difficult to value.

The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates and lack of liquidity in the bond market.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity, and possibility of default.

6 Pioneer ILS Interval Fund | Annual Report | 10/31/17

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.

The Fund may invest in floating-rate loans and similar instruments which may be illiquid or less liquid than other investments. The value of any collateral can decline or be insufficient to meet the issuer's obligations.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund's performance. Derivatives may have a leveraging effect.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/17 7

Portfolio Summary | 10/31/17

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Structured Reinsurance Investments                                         80.3%
Event Linked Bonds                                                         18.8%
U.S. Government and Agency Obligations                                      0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-3,
    Variable Rate Notes, 7/1/21                                                                    6.91%
--------------------------------------------------------------------------------------------------------
 2. Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20                                    6.90
--------------------------------------------------------------------------------------------------------
 3. Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21                  5.46
--------------------------------------------------------------------------------------------------------
 4. Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21                 5.30
--------------------------------------------------------------------------------------------------------
 5. Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21                    5.20
--------------------------------------------------------------------------------------------------------
 6. Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1,
    Variable Rate Notes, 2/1/21                                                                    3.98
--------------------------------------------------------------------------------------------------------
 7. Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)                                          3.16
--------------------------------------------------------------------------------------------------------
 8. Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21                 3.13
--------------------------------------------------------------------------------------------------------
 9. Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)                                          2.73
--------------------------------------------------------------------------------------------------------
10. Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/1/18                   2.58
--------------------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Prices and Distributions | 10/31/17

Net Asset Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       10/31/17                        10/31/16
--------------------------------------------------------------------------------
   Net Asset Value                     $9.59                           $11.09
--------------------------------------------------------------------------------

Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Short-Term            Long-Term
                        Dividends        Capital Gains         Capital Gains
--------------------------------------------------------------------------------
11/1/16 - 10/31/17      $ 1.0126              $ --                $ --
--------------------------------------------------------------------------------

The data shown above represents past performance, which is no guarantee of future results.

Index Definition
--------------------------------------------------------------------------------
The ICE Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" chart appearing on page 10.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/17 9

Performance Update | 10/31/17

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the ICE Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index.

Average Annual Total Returns
(As of October 31, 2017)
--------------------------------------------------------------------------------
                             Net            ICE BofA ML
                             Asset          3-Month
                             Value          U.S. Treasury
Period                       (NAV)          Bill Index
--------------------------------------------------------------------------------
Life of Fund
(12/22/2014)                  4.03%         0.36%
1 Year                       -4.95          0.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                             Gross          Net
--------------------------------------------------------------------------------
                             2.17%          1.99%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer ILS                         ICE BofA ML 3-Month
                    Interval Fund                       U.S. Treasury Bill Index
12/14               $ 10,000                            $ 10,000
10/15               $ 10,601                            $ 10,001
10/16               $ 11,791                            $ 10,032
10/17               $ 11,207                            $ 10,104

Call 1-844-391-3034 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Because the Fund is new, it may not be fully invested and/or it may have a larger cash allocation, both of which may have an impact on performance. All results are historical and assume the reinvestment of dividends and capital gains.

The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2018. There can be no assurance that Amundi Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

Please refer to the financial highlights for a more current expense ratio.

10 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Schedule of Investments | 10/31/17

-----------------------------------------------------------------------------------------------------
Principal
Amount USD ($)*                                                                          Value
-----------------------------------------------------------------------------------------------------
                       UNAFFILIATED ISSUERS -- 99.9%
                       CORPORATE BONDS -- 99.0% of Net Assets
                       INSURANCE -- 99.0%
                       Reinsurance -- 99.0%
    2,000,000+(a)(b)   Ailsa 2017 Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 6/15/18                                               $  1,957,000
        3,600,000(c)   Alamo Re, Ltd., 4.884% (3 Month U.S. Treasury Bill +
                       375 bps), 6/8/20 (144A) (Cat Bond)                                   3,635,640
          600,000(c)   Alamo Re, Ltd., 5.944% (3 Month U.S. Treasury Bill +
                       481 bps), 6/7/18 (144A) (Cat Bond)                                     608,280
        2,300,000(c)   Aozora Re, Ltd., 3.219% (6 Month USD LIBOR + 200 bps),
                       4/7/21 (144A) (Cat Bond)                                             2,306,440
    2,100,000+(a)(b)   Arlington Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 8/1/18                                                     102,060
    6,500,000+(a)(b)   Arlington Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 8/31/18                                                    848,250
    1,500,000+(a)(b)   Berwick Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 12/31/17                                                    45,000
    3,000,000+(a)(b)   Berwick Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 2/1/18                                                     142,500
    5,299,000+(a)(b)   Berwick Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 2/1/19                                                   5,313,837
        1,250,000(c)   Buffalo Re, Ltd., 4.348% (6 Month USD LIBOR + 325 bps),
                       4/7/20 (144A) (Cat Bond)                                             1,243,750
        1,000,000(c)   Buffalo Re, Ltd., 7.848% (6 Month USD LIBOR + 675 bps),
                       4/7/20 (144A) (Cat Bond)                                               988,400
          250,000(c)   Caelus Re IV, Ltd., 6.621% (3 Month U.S. Treasury Bill +
                       549 bps), 3/6/20 (144A) (Cat Bond)                                     260,675
    2,000,000+(a)(b)   Carnoustie Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 12/31/17                                                    40,800
    5,000,000+(a)(b)   Carnoustie Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/20                                                   541,000
   12,500,000+(a)(b)   Carnoustie Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/21                                                11,250,000
        1,750,000(c)   Casablanca Re, Ltd., 6.239%, 6/4/20 (144A) (Cat Bond)                1,771,700
        1,000,000(c)   Citrus Re, Ltd., 8.869% (3 Month U.S. Treasury Bill +
                       774 bps), 2/25/19 (144A) (Cat Bond)                                    829,000
        4,350,000(c)   Cranberry Re, Ltd., 3.129% (6 Month USD LIBOR +
                       200 bps), 7/13/20 (144A) (Cat Bond)                                  4,353,915
          250,000(c)   Cranberry Re, Ltd., 5.029% (3 Month U.S. Treasury Bill +
                       390 bps), 7/6/18 (144A) (Cat Bond)                                     252,600
    4,537,500+(a)(b)   Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017,
                       Variable Rate Notes, 1/10/18                                         3,911,779
    3,000,000+(a)(b)   Denning Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 8/15/18                                                  2,975,400
       27,787+(a)(b)   Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)                  476,998
        6,091+(a)(b)   Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)                  379,240
   11,800,000+(a)(b)   Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)               11,349,240
   10,176,700+(a)(b)   Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)                9,787,950

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 11

-----------------------------------------------------------------------------------------------------
Principal
Amount USD ($)*                                                                          Value
-----------------------------------------------------------------------------------------------------
                       Reinsurance -- (continued)
          500,000(c)   First Coast Re 2016, Ltd., 5.041% (3 Month U.S. Treasury
                       Bill + 391 bps), 6/7/19 (144A) (Cat Bond)                         $    491,100
        1,000,000(c)   Fortius Re II, Ltd., 4.803% (6 Month USD LIBOR + 375 bps),
                       7/7/21 (144A) (Cat Bond)                                             1,005,200
        1,500,000(c)   Galilei Re, Ltd., 5.625% (6 Month USD LIBOR + 450 bps),
                       1/8/20 (144A) (Cat Bond)                                             1,506,900
        1,000,000(c)   Galilei Re, Ltd., 7.395% (6 Month USD LIBOR + 625 bps),
                       1/8/21 (144A) (Cat Bond)                                               921,100
          250,000(c)   Galilei Re, Ltd., 9.125% (6 Month USD LIBOR + 800 bps),
                       1/8/20 (144A) (Cat Bond)                                               217,150
          500,000(c)   Galilei Re, Ltd., 9.145% (6 Month USD LIBOR + 800 bps),
                       1/8/21 (144A) (Cat Bond)                                               435,300
          500,000(c)   Galilei Re, Ltd., 14.375% (6 Month USD LIBOR + 1,325 bps),
                       1/8/20 (144A) (Cat Bond)                                               346,250
          250,000(c)   Galilei Re, Ltd., 14.395% (6 Month USD LIBOR + 1,325 bps),
                       1/8/21 (144A) (Cat Bond)                                               161,425
          250,000(c)   Galileo Re, Ltd., 8.705% (3 Month USD LIBOR + 750 bps),
                       11/6/20 (Cat Bond)                                                     250,000
          750,000(c)   Galileo Re, Ltd., 9.851% (3 Month U.S. Treasury Bill +
                       872 bps), 1/8/19 (144A) (Cat Bond)                                     655,950
        1,250,000(c)   Galileo Re, Ltd., 14.371% (3 Month U.S. Treasury Bill +
                       1,324 bps), 1/8/19 (144A) (Cat Bond)                                   868,750
    7,000,000+(a)(b)   Gleneagles Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/20                                                   820,400
   19,900,000+(a)(b)   Gleneagles Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/21                                                19,014,450
   11,000,000+(a)(b)   Gullane Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/20                                                   239,800
   19,020,500+(a)(b)   Gullane Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 11/30/21                                                18,643,894
        1,250,000(c)   Integrity Re, Ltd., 4.369% (6 Month USD LIBOR + 325 bps),
                       6/10/20 (144A) (Cat Bond)                                            1,246,500
        1,375,000(c)   International Bank for Reconstruction & Development,
                       5.572% (6 Month USD LIBOR + 450 bps), 8/11/20 (144A)
                       (Cat Bond)                                                              43,725
          600,000(c)   International Bank for Reconstruction & Development,
                       6.972% (6 Month USD LIBOR + 590 bps), 12/20/19
                       (144A) (Cat Bond)                                                      599,982
        2,300,000(c)   International Bank for Reconstruction & Development,
                       7.957%, (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)
                       (Cat Bond)                                                           2,299,011
        1,250,000(c)   International Bank for Reconstruction & Development,
                       10.372% (6 Month USD LIBOR + 930 bps), 12/20/19
                       (144A) (Cat Bond)                                                    1,249,950
        3,050,000(c)   International Bank for Reconstruction & Development,
                       12.557% (6 Month USD LIBOR + 1,150 bps), 7/15/20
                       (144A) (Cat Bond)                                                    3,048,231
        2,500,000(c)   Kilimanjaro II Re, Ltd., 7.209% (6 Month USD LIBOR +
                       600 bps), 4/20/21 (144A) (Cat Bond)                                  2,411,000

The accompanying notes are an integral part of these financial statements.

12 Pioneer ILS Interval Fund | Annual Report | 10/31/17

-----------------------------------------------------------------------------------------------------
Principal
Amount USD ($)*                                                                          Value
-----------------------------------------------------------------------------------------------------
                       Reinsurance -- (continued)
          750,000(c)   Kilimanjaro II Re, Ltd., 7.229% (6 Month USD LIBOR +
                       600 bps), 4/21/22 (144A) (Cat Bond)                               $    723,150
        2,600,000(c)   Kilimanjaro II Re, Ltd., 8.709% (6 Month USD LIBOR +
                       750 bps), 4/20/21 (144A) (Cat Bond)                                  2,417,220
        1,000,000(c)   Kilimanjaro II Re, Ltd., 8.729% (6 Month USD LIBOR +
                       750 bps), 4/21/22 (144A) (Cat Bond)                                    914,900
        3,000,000(c)   Kilimanjaro II Re, Ltd., 11.209% (6 Month USD LIBOR +
                       1,000 bps), 4/20/21 (144A) (Cat Bond)                                1,854,900
        1,500,000(c)   Kilimanjaro Re, Ltd., 5.629% (3 Month U.S. Treasury
                       Bill + 450 bps), 4/30/18 (144A) (Cat Bond)                           1,434,150
        1,500,000(c)   Kilimanjaro Re, Ltd., 5.879% (3 Month U.S. Treasury
                       Bill + 475 bps), 4/30/18 (144A) (Cat Bond)                           1,516,950
        1,500,000(c)   Kilimanjaro Re, Ltd., 7.879% (3 Month U.S. Treasury
                       Bill + 675 bps), 12/6/19 (144A) (Cat Bond)                           1,516,350
        1,500,000(c)   Kilimanjaro Re, Ltd, 10.379% (3 Month U.S. Treasury
                       Bill + 925 bps), 12/6/19 (144A) (Cat Bond)                           1,467,300
   10,000,000+(a)(b)   Kingsbarn Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 5/1/18                                                   9,262,000
    2,274,000+(a)(b)   Lahinch Re, Variable Rate Notes, 5/10/22                             2,259,219
      500,000+(a)(b)   Limestone Re, Ltd., Variable Rate Notes, 8/31/21                       462,500
    1,500,000+(a)(b)   Limestone Re, Ltd., Variable Rate Notes, 8/31/21                     1,387,500
    EUR 3,250,000(c)   Lion II Re, DAC, 3.0% (3 Month EURIBOR + 300 bps),
                       7/15/21 (144A) (Cat Bond)                                            3,778,677
          550,000(c)   Loma Reinsurance Bermuda, Ltd., 8.24% (ZERO + 824 bps),
                       1/8/18 (144A) (Cat Bond)                                               487,300
    6,000,000+(a)(b)   Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19            336,000
    7,480,000+(a)(b)   Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20         24,756,732
    4,000,000+(a)(b)   Madison Re, Variable Rate Notes, 3/31/19                               254,000
    9,006,108+(a)(b)   Madison Re, Variable Rate Notes, 3/31/20                             6,451,075
          800,000(c)   Nakama Re, Ltd., 3.329% (6 Month USD LIBOR + 220 bps),
                       10/13/21 (144A) (Cat Bond)                                             812,640
        3,600,000(c)   Northshore Re II, Ltd., 8.376% (3 Month U.S. Treasury
                       Bill + 725 bps), 7/6/20 (144A) (Cat Bond)                            3,648,600
    2,350,000+(a)(b)   Oakmont 2017 Segregated Account (Artex SAC, Ltd.),
                       Variable Rate Notes, 4/1/18                                          2,150,015
    2,000,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.),
                       Series 2015-1, Variable Rate Notes, 2/1/19                               9,000
    6,000,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.),
                       Series 2015-2, Variable Rate Notes, 7/1/19                              62,400
    5,220,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.),
                       Series 2016-1, Variable Rate Notes, 2/1/20                             345,042
   20,000,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.),
                       Series 2016-2, Variable Rate Notes, 11/30/20                         1,316,000
   17,000,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.),
                       Series 2017-1, Variable Rate Notes, 2/1/21                          14,266,400
   33,250,000+(a)(b)   Pangaea Re Segregated Account (Artex SAC, Ltd.), Series
                       2017-3, Variable Rate Notes, 7/1/21                                 24,780,281

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 13

-----------------------------------------------------------------------------------------------------
Principal
Amount USD ($)*                                                                          Value
-----------------------------------------------------------------------------------------------------
                       Reinsurance -- (continued)
    4,000,000+(a)(b)   Pinehurst Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 1/16/18                                               $  3,962,000
    5,500,405+(a)(b)   Portrush 2017 Segregated Account (Artex SAC, Ltd.),
                       Variable Rate Notes, 6/15/18                                         5,142,329
    2,000,000+(a)(b)   Prestwick Segregated Account (Artex SAC Ltd.), Variable
                       Rate Notes, 12/31/17                                                    34,000
          800,000(c)   Queen Street X Re, Ltd., 6.884% (3 Month U.S. Treasury
                       Bill + 575 bps), 6/8/18 (144A) (Cat Bond)                              803,360
          500,000(c)   Queen Street XI Re, Ltd., 7.284% (3 Month U.S. Treasury
                       Bill + 615 bps), 6/7/19 (144A) (Cat Bond)                              505,650
          250,000(c)   Residential Reinsurance 2015, Ltd., 8.081% (3 Month U.S.
                       Treasury Bill + 695 bps), 12/6/19 (144A) (Cat Bond)                    256,225
        1,000,000(d)   Residential Reinsurance 2016, Ltd., 12/6/17 (144A)
                       (Cat Bond)                                                             993,700
          250,000(c)   Residential Reinsurance 2016, Ltd., 5.061% (3 Month
                       U.S. Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)               248,250
          500,000(c)   Residential Reinsurance 2016, Ltd., 6.501% (3 Month
                       U.S. Treasury Bill + 537 bps), 12/6/20 (144A) (Cat Bond)               495,050
        1,250,000(c)   Residential Reinsurance 2016, Ltd., 12.681% (3 Month
                       U.S. Treasury Bill + 1,155 bps), 6/6/20 (144A) (Cat Bond)              639,000
    7,350,000+(a)(b)   Resilience Re, Ltd., Variable Rate Notes, 6/4/18                     7,217,700
    1,500,000+(a)(b)   Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)              1,500,000
    5,000,000+(a)(b)   Resilience Re, Ltd., Variable Rate Notes, 1/8/18                     4,817,000
    4,100,000+(a)(b)   Resilience Re, Ltd., Variable Rate Notes, 4/6/18                     3,562,080
AUD 1,650,000+(a)(b)   Rewire Securities LLC, Variable Rate Notes, 1/10/18                     41,770
AUD 2,597,500+(a)(b)   Rewire Securities LLC, Variable Rate Notes, 7/15/18                  1,667,858
    3,062,750+(a)(b)   Riviera Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 4/13/18                                                  2,784,040
        4,000,000(c)   Sanders Re, Ltd., 4.126% (6 Month USD LIBOR +
                       300 bps), 12/6/21 (144A) (Cat Bond)                                  4,050,000
        2,700,000(c)   Sanders Re, Ltd., 4.367% (6 Month USD LIBOR +
                       325 bps), 6/5/20 (144A) (Cat Bond)                                   2,702,970
          250,000(c)   Sanders Re, Ltd., 4.381% (3 Month U.S. Treasury Bill +
                       325 bps), 5/25/18 (144A) (Cat Bond)                                    250,850
       16,670+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 5, Class D, Variable
                       Rate Notes, 12/1/20 (144A)                                              72,520
        6,134+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable
                       Rate Notes, 3/1/21 (144A)                                              318,849
       12,593+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 6, Class B, Variable
                       Rate Notes, 3/1/21 (144A)                                              183,499
      800,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 6, Class C, Variable
                       Rate Notes, 12/1/21 (144A)                                             727,120
    5,550,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 6, Class C, Variable
                       Rate Notes, 12/1/21 (144A)                                           5,044,395
    2,250,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable
                       Rate Notes, 12/1/21 (144A)                                           2,042,100

The accompanying notes are an integral part of these financial statements.

14 Pioneer ILS Interval Fund | Annual Report | 10/31/17

-----------------------------------------------------------------------------------------------------
Principal
Amount USD ($)*                                                                          Value
-----------------------------------------------------------------------------------------------------
                       Reinsurance -- (continued)
    3,150,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 7, Class A, Variable
                       Rate Notes, 3/1/22 (144A)                                         $  2,733,570
    3,600,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 7, Class B, Variable
                       Rate Notes, 3/1/22 (144A)                                            3,120,120
      850,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 7, Class F, Variable
                       Rate Notes, 3/1/22 (144A)                                              695,045
    3,800,000+(a)(b)   Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable
                       Rate Notes, 3/1/22 (144A)                                            3,105,740
    6,935,000+(a)(b)   Shinnecock Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 7/1/18                                                   5,964,100
    2,000,000+(a)(b)   Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)                 56,000
    4,750,000+(a)(b)   Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)              4,453,125
        2,000,000(c)   Spectrum Capital, Ltd., 6.903% (6 Month USD LIBOR +
                       575 bps), 6/8/21 (144A) (Cat Bond)                                   1,953,000
    2,000,000+(a)(b)   St. Andrews Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 12/31/17                                                    39,400
    3,000,000+(a)(b)   St. Andrews Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 2/1/18                                                     421,800
   10,054,000+(a)(b)   St. Andrews Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 4/1/18                                                   9,104,902
    5,000,000+(a)(b)   St. Andrews Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 2/1/19                                                   5,179,500
    7,760,968+(a)(b)   St. Andrews Segregated Account (Artex SAC, Ltd.), Variable
                       Rate Notes, 6/1/19                                                   7,975,947
    2,000,000+(a)(b)   Sunningdale 2017 Segregated Account (Artex SAC, Ltd.),
                       Variable Rate Notes, 1/16/18                                         1,963,000
   10,000,000+(a)(b)   Versutus, Ltd. (MMC Securities), Series 2016-A, Variable
                       Rate Notes, 11/30/20                                                   426,000
   20,000,000+(a)(b)   Versutus, Ltd. (MMC Securities), Series 2017-A, Variable
                       Rate Notes, 11/30/21                                                19,586,000
    8,850,000+(a)(b)   Wentworth 2017 Segregated Account (Artex SAC Ltd.),
                       Variable Rate Notes, 7/13/18                                         8,154,390
                                                                                         ------------
                       Total Insurance                                                   $355,511,777
-----------------------------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS
                       (Cost $376,205,510)                                               $355,511,777
-----------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AND AGENCY OBLIGATION --
                       0.9% of Net Assets
        3,360,000(d)   U.S. Treasury Bill, 11/16/17                                      $  3,358,656
-----------------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                       (Cost $3,358,663)                                                 $  3,358,656
-----------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 99.9%
                       (Cost -- $379,564,173)                                            $358,870,433
-----------------------------------------------------------------------------------------------------
                       OTHER ASSETS AND LIABILITIES -- 0.1%                              $    243,611
-----------------------------------------------------------------------------------------------------
                       NET ASSETS -- 100.0%                                              $359,114,044
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 15

BPS           Basis Point.

EURIBOR       Euro Interbank Offered Rate.

LIBOR         London Interbank Offered Rate.

ZERO          Zero Constant Index.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2017, the value of these securities amounted to $113,273,627 or 31.5% of total net assets.

(Cat Bond)    Catastrophe or event-linked bond. At October 31, 2017, the value of these securities amounted to $67,478,116 or 18.8% of net assets. See Notes to Financial Statements -- Note 1G.

* Principal amounts are denominated in U.S. Dollars unless otherwise note.

+ Securities that used significant unobservable inputs to determine their value.

(a) Structured reinsurance investment. At October 31, 2017, the value of these securities amounted to $288,033,661, or 80.2% of net assets. See Notes to Financial Statements -- Note 1G.

(b)           Rate to be determined.

(c) Floating rate note. The Coupon rate, reference index and spread shown at October 31, 2017.

(d) Security issued with a zero coupon. Income is recognized through accretion of discount.

FORWARD FOREIGN CURRENCY CONTRACTS

--------------------------------------------------------------------------------------------------------------
              In
Currency      Exchange        Currency                                           Settlement     Net Unrealized
Purchased     for             Sold         Deliver         Counterparty          Date           Appreciation
--------------------------------------------------------------------------------------------------------------
USD           1,664,180       AUD          2,131,249       JPMorgan Chase        1/03/18        $ 33,651
                                                           Bank NA
USD           3,852,441       EUR          3,256,172       JPMorgan Chase        1/02/18          45,005
                                                           Bank NA
USD              84,730       AUD            107,841       State Street Bank &   1/23/18           2,238
                                                           Trust Co.
--------------------------------------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS                                                        $ 80,894
==============================================================================================================

Principal amounts are denominated in U.S. dollars unless otherwise noted.

AUD           Australian Dollar

EUR           Euro

The accompanying notes are an integral part of these financial statements.

16 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2017 were as follows:

--------------------------------------------------------------------------------
                                        Purchases                   Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government               $          --               $         --
Other Long-Term Securities              $ 317,515,938               $ 86,171,309

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser"), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are affected at current market prices. During the year ended October 31, 2017, the Fund did not engage in cross trade activity.

At October 31, 2017, the net unrealized depreciation on investments based on cost for federal tax purposes of $389,350,067 was as follows:

     Aggregate gross unrealized appreciation for all investments in which
       there is an excess of value over tax cost                                $   9,890,516
                                                                                -------------
     Aggregate gross unrealized depreciation for all investments in which
       there is an excess of tax cost over value                                  (40,289,256)
                                                                                -------------
     Net unrealized depreciation                                                $ (30,398,740)
                                                                                =============

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of October 31, 2017, in valuing the Fund's investments.

----------------------------------------------------------------------------------------------
                                     Level 1   Level 2         Level 3           Total
----------------------------------------------------------------------------------------------
Corporate Bonds
   Insurance
      Reinsurance                    $ --      $ 67,478,116    $ 288,033,661     $ 355,511,777
U.S. Government and
   Agency Obligation                   --         3,358,656               --         3,358,656
----------------------------------------------------------------------------------------------
Total Investments in Securities      $ --      $ 70,836,772    $ 288,033,661     $ 358,870,433
==============================================================================================
Other Financial Instruments
   Unrealized appreciation
      on forward foreign
      currency contracts             $ --      $     80,894    $          --     $      80,894
----------------------------------------------------------------------------------------------
Total Other
   Financial Instruments             $ --      $     80,894    $          --     $      80,894
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 17

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

--------------------------------------------------------------------------------
                                                                  Corporate
                                                                  Bonds
--------------------------------------------------------------------------------
Balance as of 10/31/16                                            $ 138,840,744
Realized gain (loss)(1)                                              (1,049,272)
Change in unrealized depreciation(2)                                (26,124,626)
Accrued discounts/premiums                                             (256,678)
Purchases                                                           312,799,514
Sales                                                              (136,176,021)
Transfers in to Level 3*                                                     --
Transfers out of Level 3*                                                    --
--------------------------------------------------------------------------------
Balance as of 10/31/17                                            $ 288,033,661
================================================================================

(1)  Realized gain (loss) on these securities is included in the realized gain
     (loss) on investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the year ended October 31, 2017, there were no transfers between Levels 1, 2 and 3.

     Net change in unrealized depreciation of Level 3 investments still held and
     considered Level 3 at October 31, 2017:                                            $ (25,313,133)
                                                                                        -------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Statement of Assets and Liabilities | 10/31/17

ASSETS:
  Investments in unaffiliated issuers, at value (cost $379,564,173)          $ 358,870,433
  Cash                                                                             369,875
  Receivables --
     Interest                                                                      360,017
  Unrealized appreciation on forward foreign currency contracts                     80,894
  Other assets                                                                      21,460
-------------------------------------------------------------------------------------------
        Total assets                                                         $ 359,702,679
===========================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                         $     250,000
     Trustees' fees                                                                    751
     Transfer agent fees                                                            53,358
     Professional fees                                                             134,521
  Due to affiliates
     Management fees                                                               120,362
     Other due to affiliates                                                         1,238
  Accrued expenses                                                                  28,405
-------------------------------------------------------------------------------------------
         Total liabilities                                                   $     588,635
===========================================================================================
NET ASSETS:
  Paid-in capital                                                            $ 386,398,604
  Distributions in excess of net investment income                              (4,898,392)
  Accumulated net realized loss on investments                                  (1,773,297)
  Net unrealized depreciation on investments                                   (20,612,871)
-------------------------------------------------------------------------------------------
         Net assets                                                          $ 359,114,044
===========================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $359,114,044 / 37,449,720 shares                                  $        9.59
===========================================================================================

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 19

Statement of Operations

For the Year Ended 10/31/17

INVESTMENT INCOME:
  Interest from unaffiliated issuers (net of foreign taxes
     withheld $34,313)                                             $  13,524,260
--------------------------------------------------------------------------------------------------
     Total investment income                                                        $  13,524,260
--------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                  $   5,404,445
  Administrative expense                                                 174,006
  Transfer agent fees                                                    260,006
  Shareholder communications expense                                      85,734
  Custodian fees                                                          10,379
  Registration fees                                                       52,892
  Professional fees                                                      135,967
  Printing expense                                                        32,634
  Fees and expenses of nonaffiliated Trustees                             10,277
  Pricing fees                                                             2,872
  Miscellaneous                                                           12,315
--------------------------------------------------------------------------------------------------
     Total expenses                                                                 $   6,181,527
--------------------------------------------------------------------------------------------------
         Net investment income                                                      $   7,342,733
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments from unaffiliated issuers                         $    (953,948)
     Forward foreign currency contracts                                 (281,983)
     Other assets and liabilities denominated in
        foreign currencies                                                46,393    $  (1,189,538)
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments from unaffiliated issuers                         $ (30,904,126)
     Forward foreign currency contracts                                   89,097
     Other assets and liabilities denominated in
        foreign currencies                                                   (65)   $ (30,815,094)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            $ (32,004,632)
--------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                              $ (24,661,899)
==================================================================================================

The accompanying notes are an integral part of these financial statements.

20 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                                   Year Ended       Year Ended
                                                                   10/31/17         10/31/16*(a)
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                       $   7,342,733    $   7,050,372
Net realized gain (loss) on investments                               (1,189,538)        (548,732)
Change in net unrealized appreciation (depreciation)
  on investments                                                     (30,815,094)       5,895,532
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations                                          $ (24,661,899)   $  12,397,172
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
      ($1.01 and $0.64 per share, respectively)                    $ (14,028,240)   $  (4,634,154)
--------------------------------------------------------------------------------------------------
         Total distributions to shareowners                        $ (14,028,240)   $  (4,634,154)
--------------------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 265,519,800    $  90,058,728
Reinvestment of distributions                                         10,549,101        4,597,661
Cost of shares repurchased                                           (39,932,112)     (16,151,678)
--------------------------------------------------------------------------------------------------
      Net increase in net assets resulting
         from Fund share transactions                              $ 236,136,789    $  78,504,711
--------------------------------------------------------------------------------------------------
      Net increase in net assets                                   $ 197,446,650    $  86,267,729
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                  $ 161,667,394    $  75,399,665
--------------------------------------------------------------------------------------------------
End of year                                                        $ 359,114,044    $ 161,667,394
--------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income   $  (4,898,392)   $   1,817,605
==================================================================================================

--------------------------------------------------------------------------------------------------
                                 Year Ended       Year Ended          Year Ended     Year Ended
                                 10/31/17         10/31/17            10/31/16       10/31/16
                                 Shares           Amount              Shares*        Amount*
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares sold                      25,581,226       $ 265,519,800        8,525,836     $ 90,058,728
Reinvestment of distributions     1,033,213          10,549,101          448,115        4,597,661
Less shares repurchased          (3,746,390)        (39,932,112)      (1,512,133)     (16,151,678)
--------------------------------------------------------------------------------------------------
      Net increase               22,868,049       $ 236,136,789        7,461,818     $ 78,504,711
==================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) At October 31, 2016, the Adviser owned 5.7% of the value of the outstanding shares of Pioneer ILS Interval Fund.

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 21

Statement of Cash Flows

For the Year Ended 10/31/17

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations                           $  (24,661,899)
-------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash and foreign currencies from operating activities:
   Purchase of investment securities                                                (564,473,361)
   Proceeds from disposition and maturity of investment securities                   335,841,575
   Net accretion and amortization of discount/premium on investment securities           222,623
   Net realized loss on investments from unaffiliated issuers                            953,948
   Change in unrealized depreciation on investments from unaffiliated issuers         30,904,126
   Change in unrealized appreciation on forward foreign currency contracts               (89,097)
   Change in unrealized depreciation on other assets and liabilities
      denominated in foreign currencies                                                       40
   Increase in interest receivable                                                      (207,663)
   Decrease in due from Adviser                                                           40,704
   Decrease in other assets                                                                1,963
   Increase in trustees' fees payable                                                         89
   Increase in transfer agent fees payable                                                53,358
   Increase in professional fees payable                                                 134,521
   Increase in management fees payable                                                   120,362
   Decrease in other due to affiliates                                                   (29,970)
   Decrease in accrued expenses                                                         (170,541)
-------------------------------------------------------------------------------------------------
      Net cash and foreign currencies used in operating activities               $  (221,359,222)
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Decrease in due to custodian                                                  $      (384,895)
   Proceeds from shares sold                                                         265,519,800
   Less shares repurchased                                                           (39,932,112)
   Distributions to shareowners, net of reinvestments                                 (3,479,139)
-------------------------------------------------------------------------------------------------
      Net cash and net of reinvestments foreign currencies provided by
         financing activities                                                    $   221,723,654
-------------------------------------------------------------------------------------------------
EFFECT OF FOREIGN EXCHANGE FLUCTUATIONS ON CASH:
   Effect of foreign exchange fluctuations on cash                                           (40)
-------------------------------------------------------------------------------------------------
CASH AND FOREIGN CURRENCIES:
   Beginning of the year                                                         $         5,483
-------------------------------------------------------------------------------------------------
   End of the year                                                               $       369,875
=================================================================================================
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of
  reinvestment of distributions                                                  $    10,549,101

The accompanying notes are an integral part of these financial statements.

22 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Financial Highlights

-----------------------------------------------------------------------------------------------------
                                                         Year           Year
                                                         Ended          Ended          12/22/14
                                                         10/31/17       10/31/16*      to 10/31/15*
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    11.09     $    10.59     $  10.00
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                       $     0.25     $     0.63     $  (0.12)
  Net realized and unrealized gain (loss)
     on investments                                           (0.74)          0.51         0.71
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                                  $    (0.49)    $     1.14     $   0.59
-----------------------------------------------------------------------------------------------------
Distributions to shareowners from:
  Net investment income                                  $    (1.01)**  $    (0.64)    $     --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $    (1.50)    $     0.50     $   0.59
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.59     $    11.09     $  10.59
=====================================================================================================
Total return (b)                                              (4.95)%        11.23%        5.90%(c)
Ratios of net expenses to average net assets                   2.00%          2.10%        2.10%(d)
Ratio of net investment income (loss) to
  average net assets                                           2.38%          5.93%       (1.30)%(d)
Portfolio turnover rate                                          34%            29%           1%
Net assets, end of period (in thousands)                 $  359,114     $  161,667     $ 75,400
Ratios with no waiver of fees and assumption of
  expense by the Adviser and no reduction for fees
  paid indirectly
  Total expenses to average net assets                         2.00%          2.17%        2.60%(d)
  Net investment income (loss) to
     average net assets                                        2.38%          5.86%       (1.80)%(d)
=====================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

** The amount of distributions made to shareowners during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund's NAV. A portion of the accumulated net investment income was distributed to shareowners during the period.

(a) The per share data presented above is based on the average shares outstanding for the periods presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 23

Notes to Financial Statements | 10/31/17

1.   Organization and Significant Accounting Policies

Pioneer ILS Interval Fund (the Fund) was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return.

The Fund offers an unlimited amount of shares through Amundi Pioneer Distributor, Inc. (the "Distributor"). Shares are offered in a continuous offering at the Fund's current net asset value (NAV) per share.

The Fund's ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. Amundi Pioneer Asset Management, Inc. (the "Adviser") or the Distributor may waive the fund's minimum investment requirements.

The Fund is an "interval" fund and makes periodic offers to repurchase shares (See Note 6). Except as permitted by the Fund's structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

24 Pioneer ILS Interval Fund | Annual Report | 10/31/17

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. (the "Adviser") and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc. (the "Distributor").

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization. In addition to introducing two new regulatory reporting forms (Form N-PORT and Form N-CEN), the Final Rule amends Regulation S-X, which impacts financial statement presentation, particularly related to the presentation of derivative investments. The Fund's financial statements were prepared in compliance with the amendments to Regulation S-X.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 25

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and forward points, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser, pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural


26 Pioneer ILS Interval Fund | Annual Report | 10/31/17 disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At October 31, 2017, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Interest income, including interest on income-bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

     Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 27 rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At October 31, 2017, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the year ended October 31, 2017 was $(3,246,287).

     Forward foreign currency contracts outstanding at October 31, 2017 are listed in the Schedule of Investments.

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2017, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed since inception are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     At October 31, 2017, the Fund reclassified $30,490 to increase distributions in excess of net investment income and $30,490 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. These adjustments have no impact on the net assets or results of operations.

     At October 31, 2017, the Fund was permitted to carry forward indefinitely $549,367 of short-term losses and $1,223,930 of long-term losses under the Regulated Investment Company Modernization Act of 2010 without limitation.

28 Pioneer ILS Interval Fund | Annual Report | 10/31/17

     The tax character of distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 were as follows:


     -----------------------------------------------------------------------
                                                     2017              2016
     -----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                         $ 14,028,240      $  4,634,154
     -----------------------------------------------------------------------
          Total                              $ 14,028,240      $  4,634,154
     =======================================================================

     The following shows the components of distributable earnings on a federal income tax-basis at October 31, 2017:

     -----------------------------------------------------------------------
                                                                       2017
     -----------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                             $  4,887,502
     Capital loss carryforward                                   (1,773,297)
     Net unrealized depreciation                                (30,398,765)
     -----------------------------------------------------------------------
          Total                                                $(27,284,560)
     =======================================================================

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to adjustments relating to catastrophe bonds, the mark to market of forward contracts and interest on defaulted bonds.

F.   Risks

     Information regarding the Fund's principal risks is contained in the Fund's original offering prospectus, with additional information included in the Fund's shareowner reports issued from time to time. Please refer to those documents when considering the Fund's principal risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 29

     The Fund invests primarily in insurance-linked securities (ILS). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as "reinsurance sidecars"), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. Because ILS are typically rated below investment grade or unrated, a substantial portion of the Fund's assets ordinarily will consist of below investment grade (high yield) debt securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and are less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods.

     The Fund's investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

G.   Insurance-Linked Securities (ILS)

     The Fund invests in event-linked bonds. Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indices or readings of scientific instruments, or may be based on specified actual losses. If a trigger event occurs, as defined within the terms of an event-linked bond, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

30 Pioneer ILS Interval Fund | Annual Report | 10/31/17

     The Fund's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties
     ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments, and therefore the Fund's assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 31 have a right to the securities, or the immediate right to sell the securities. As of the year ended October 31, 2017, the Fund had no open repurchase agreements.

I.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may sell or buy credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.

     When the Fund enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the "Swap contracts, at value" line item in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded within "Swap contracts, at value" line item in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection

32 Pioneer ILS Interval Fund | Annual Report | 10/31/17 buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps in the Statement of Assets and Liabilities.

     There were no open credit default swap contracts at October 31, 2017.

2.   Management Agreement

The Adviser manages the Fund's portfolio. Management fees payable under the Fund's Advisory Agreement with the Adviser are calculated daily at the annual rate of 1.75% of the Fund's average daily net assets. For the year ended October 31, 2017, the effective management fee was equivalent to 1.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) of the Fund to the extent required to reduce Fund expenses to 1.99% of the average daily net assets attributable to the Fund. Fees waived and expenses reimbursed during the year ended October 31, 2017 are reflected on the Statement of Operations, if any. This expense limitation is in effect through March 1, 2018. The expense limitation effective through February 28, 2017 required to reduce Fund expenses to 2.10% of the average daily net assets attributable to the Fund. There can be no assurance that the Adviser will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs are paid by the Adviser and reimbursed by the Fund. At October 31, 2017, $121,600 was payable to the Adviser related to management costs, administrative costs and certain other services is included in "Due to affiliates" in the Statement of Assets and Liabilities.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 33

3.   Transfer Agent

DST Systems, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the year ended October 31, 2017, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications
--------------------------------------------------------------------------------
Fund                                                                    $ 85,734
--------------------------------------------------------------------------------
  Total                                                                 $ 85,734
================================================================================

4.   Assets and Liabilities Offsetting

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain OTC (over-the-counter) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA of each counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for

34 Pioneer ILS Interval Fund | Annual Report | 10/31/17 such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Swaps collateral". Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of October 31, 2017.

----------------------------------------------------------------------------------------------------
                      Derivative
                      Assets
                      Subject to        Derivatives     Non-Cash      Cash             Net Amount
                      Master Netting    Available       Collateral    Collateral       of Derivative
Counterparty          Agreement         for Offset      Received (a)  Received (a)     Assets (b)
----------------------------------------------------------------------------------------------------
JPMorgan Chase
 Bank NA              $78,656           $--             $--           $--              $78,656
State Street
 Bank and
 Trust Co.              2,238            --              --            --                2,238
----------------------------------------------------------------------------------------------------
  Total               $80,894           $--             $--           $--              $80,894
====================================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.


5.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Fund's use of derivatives may subject it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 35

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017, was as follows:

--------------------------------------------------------------------------------------
                                                       Foreign
Statement of Assets               Interest    Credit   Exchange     Equity   Commodity
and Liabilities                   Rate Risk   Risk     Rate Risk    Risk     Risk
--------------------------------------------------------------------------------------
Assets
  Unrealized appreciation
     on forward foreign
     currency contracts           $--         $--      $80,894      $--      $--
--------------------------------------------------------------------------------------
  Total Value                     $--         $--      $80,894      $--      $--
======================================================================================

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at October 31, 2017 was as follows:

--------------------------------------------------------------------------------------
                                                       Foreign
Statement of                      Interest  Credit     Exchange     Equity   Commodity
Operations                        Rate Risk Risk       Rate Risk    Risk     Risk
--------------------------------------------------------------------------------------
Net realized gain (loss) on
 Forward foreign
     currency contracts           $--         $--      $(281,983)   $--      $--
--------------------------------------------------------------------------------------
 Total Value                      $--         $--      $(281,983)   $--      $--
======================================================================================
Change in net unrealized
 appreciation (depreciation) on
 Forward foreign
    currency contracts            $--         $--      $  89,097    $--      $--
--------------------------------------------------------------------------------------
 Total Value                      $--         $--      $  89,097    $--      $--
======================================================================================

6.   Repurchase Offers

The Fund is a closed-end "interval" fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund's outstanding shares at NAV on a regular schedule.

The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund's outstanding shares at their NAV per share unless the Fund's Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the

36 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Fund's Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund's shares illiquid.

In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.

Shares repurchased during the year ended October 31, 2017 were as follows:

-----------------------------------------------------------------------------------------------------------
                                                   Percentage
                                                   of
                                                   Outstanding   Amount
                                      NAV on       Shares        of Shares
Commence-   Repurchase   Repurchase   Repurchase   The Fund      The Fund        Percentage     Number
ment        Request      Pricing      Pricing      Offered to    Offered to      of Shares      of Shares
Date        Deadline     Date         Date         Repurchase    Repurchase      Tendered       Tendered
-----------------------------------------------------------------------------------------------------------
10/28/16    11/22/16     12/2/16      $11.23       10%           1,475,526.684   63.3443%       934,661.629
-----------------------------------------------------------------------------------------------------------
1/20/17     2/24/17      3/10/17      $10.39       10%           2,442,310.240   28.0403%       684,831.435
-----------------------------------------------------------------------------------------------------------
4/21/17     5/26/17      6/2/17       $10.49       10%           3,740,707.207   20.6519%       772,528.021
-----------------------------------------------------------------------------------------------------------
7/21/17     8/25/17      9/1/17       $10.61       10%           3,835,601.341   25.3247%       971,353.458
-----------------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of
Pioneer ILS Interval Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer ILS Interval Fund (the "Fund"), including the schedule of investments, as of October 31, 2017, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2016 and the financial highlights for period ended October 31, 2015 and October 31, 2016 were audited by another independent registered public accounting firm whose report, dated December 23, 2016, expressed an unqualified opinion on the statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audits of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer ILS Interval Fund at October 31, 2017, the results of its operations and its cash flows for the year the ended, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 26, 2017

38 Pioneer ILS Interval Fund | Annual Report | 10/31/17

ADDITIONAL INFORMATION (unaudited)

Information regarding the repurchase offer with a commencement date of 10/27/17 was as follows:

-----------------------------------------------------------------------------------------------------------
                                                   Percentage
                                                   of
                                                   Outstanding   Amount
                                      NAV on       Shares        of Shares
Commence-   Repurchase   Repurchase   Repurchase   the Fund      the Fund        Percentage   Number
ment        Request      Pricing      Pricing      Offered to    Offered to      of Shares    of Shares
Date        Deadline     Date         Date         Repurchase    Repurchase      Tendered     Tendered
-----------------------------------------------------------------------------------------------------------
10/27/17    12/1/17      12/15/17     $9.43        10%           3,744,971.972   47.6815%     1,785,657.800
-----------------------------------------------------------------------------------------------------------

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the Adviser), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. (UniCredit). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the Transaction). As a result of the Transaction, the Adviser became an indirect, wholly-owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP (D&T), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the periods as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 39

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP (EY).

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries during the year commencing July 1, 2016, that it determined to be inconsistent with the auditor independence rules set forth by the Securities and Exchange Commission
(SEC): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment advisor or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

40 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Results of Shareholder Meeting

At a special meeting held on June 13, 2017, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

--------------------------------------------------------------------------------------------------
                               For              Against          Abstain          Broker Non-Votes
--------------------------------------------------------------------------------------------------
Proposal 1 - To approve
a New Management
Agreement with
the Adviser                    15,921,125.078   99,107.085       108,860.000      6,274,933.000

--------------------------------------------------------------------------------------------------
                                                             For                     Withhold
--------------------------------------------------------------------------------------------------
Proposal 2 - To elect Trustees
--------------------------------------------------------------------------------------------------
David R. Bock                                                20,365,918.163          2,038,107.000
--------------------------------------------------------------------------------------------------
Benjamin M. Friedman                                         22,195,460.163          208,565.000
--------------------------------------------------------------------------------------------------
Margaret B.W. Graham                                         22,195,460.163          208,565.000
--------------------------------------------------------------------------------------------------
Lisa M. Jones                                                22,195,460.163          208,565.000
--------------------------------------------------------------------------------------------------
Lorraine H. Monchak                                          22,179,714.078          224,311.085
--------------------------------------------------------------------------------------------------
Thomas J. Perna                                              20,365,918.163          2,038,107.000
--------------------------------------------------------------------------------------------------
Marguerite A. Piret                                          22,195,427.163          208,598.000
--------------------------------------------------------------------------------------------------
Fred J. Ricciardi                                            22,195,460.163          208,565.000
--------------------------------------------------------------------------------------------------
Kenneth J. Taubes                                            22,195,427.163          208,598.000
--------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 41

Trustees, Officers and Service Providers

Investment Adviser
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Systems, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 46 U.S. registered investment portfolios for which Amundi Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

42 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                     Other Directorships
Position Held With the Fund  Length of Service    Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (67)         Trustee since 2014.  Private investor (2004 - 2008 and 2013 -          Director, Broadridge Financial
Chairman of the Board        Serves until a       present); Chairman (2008 - 2013) and Chief        Solutions, Inc. (investor
and Trustee                  successor trustee is Executive Officer (2008 - 2012), Quadriserv,      communications and securities
                             elected or earlier   Inc. (technology products for securities lending  processing provider for
                             retirement or        industry); and Senior Executive Vice President,   financial services industry)
                             removal.             The Bank of New York (financial and securities    (2009 - present); Director,
                                                  services) (1986 - 2004)                           Quadriserv, Inc. (2005 - 2013);
                                                                                                    and Commissioner, New Jersey
                                                                                                    State Civil Service Commission
                                                                                                    (2011 - 2015)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (73)           Trustee since 2014.  Managing Partner, Federal City Capital Advisors   Director of New York Mortgage
Trustee                      Serves until a       (corporate advisory services company) (1997 -     Trust (publicly-traded mortgage
                             successor trustee is 2004 and 2008 - present); Interim Chief           REIT) (2004 - 2009, 2012 -
                             elected or earlier   Executive Officer, Oxford Analytica, Inc.         present); Director of The Swiss
                             retirement or        (privately held research and consulting company)  Helvetia Fund, Inc. (closed-end
                             removal.             (2010); Executive Vice President and Chief        fund) (2010 - present);
                                                  Financial Officer, I-trax, Inc. (publicly traded  Director of Oxford Analytica, health care services company) (2004 - 2007); and  Inc. (2008 - present); and
                                                  Executive Vice President and Chief Financial      Director of Enterprise
                                                  Officer, Pedestal Inc. (internet-based mortgage   Community Investment, Inc.
                                                  trading company) (2000 - 2002); Private           (privately-held affordable
                                                  Consultant (1995 - 1997); Managing Director,      housing finance company) (1985 -
                                                  Lehman Brothers (1992 - 1995); Executive, The     2010)
                                                  World Bank (1979 - 1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (73)    Trustee since 2014.  William Joseph Maier Professor of Political       Trustee, Mellon Institutional
Trustee                      Serves until a       Economy, Harvard University (1972 - present)      Funds Investment Trust and
                             successor trustee is                                                   Mellon Institutional Funds
                             elected or earlier                                                     Master Portfolio (oversaw 17
                             retirement or                                                          portfolios in fund complex)
                             removal.                                                               (1989 - 2008)

------------------------------------------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 43

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                      Other Directorships
Position Held With the Fund  Length of Service     Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (70)    Trustee since 2014.   Founding Director, Vice-President and Corporate   None
Trustee                      Serves until a        Secretary, The Winthrop Group, Inc. (consulting
                             successor trustee is  firm) (1982 - present); Desautels Faculty of
                             elected or earlier    Management, McGill University (1999 - present);
                             retirement or         and Manager of Research Operations and
                             removal.              Organizational Learning, Xerox PARC, Xerox's
                                                   advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (61)     Trustee since 2017.   Chief Investment Officer, 1199 SEIU Funds         None
Trustee                      (Advisory Trustee     (healthcare workers union pension funds) (2001 -
                             from 2014 - 2017).    present); Vice President - International
                             Serves until a        Investments Group, American International Group,
                             successor trustee is  Inc. (insurance company) (1993 - 2001); Vice
                             elected or earlier    President, Corporate Finance and Treasury Group,
                             retirement or         Citibank, N.A. (1980 - 1986 and 1990 - 1993);
                             removal.              Vice President - Asset/Liability Management
                                                   Group, Federal Farm Funding Corporation
                                                   (government-sponsored issuer of debt securities)
                                                   (1988 - 1990); Mortgage Strategies Group,
                                                   Shearson Lehman Hutton, Inc. (investment bank)
                                                   (1987 - 1988); Mortgage Strategies Group, Drexel
                                                   Burnham Lambert, Ltd. (investment bank) (1986 -
                                                   1987)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (69)     Trustee since 2014.   President and Chief Executive Officer, Newbury    Director of New America High
Trustee                      Serves until a        Piret Company (investment banking firm) (1981 -   Income Fund, Inc. (closed-end
                             successor trustee is  present)                                          investment company) (2004 -
                             elected or earlier                                                      present); and Member, Board of
                             retirement or                                                           Governors, Investment Company
                             removal.                                                                Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (70)       Trustee since 2014.   Consultant (investment company services) (2012 -  None
Trustee                      Serves until a        present); Executive Vice President, BNY Mellon
                             successor trustee is  (financial and investment company services) (1969
                             elected or earlier    - 2012); Director, BNY International Financing
                             retirement or         Corp. (financial services) (2002 - 2012);
                             removal.              Director, Mellon Overseas Investment Corp.
                                                   (financial services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

44 Pioneer ILS Interval Fund | Annual Report | 10/31/17

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service      Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (55)*          Trustee since 2017.    Chair, Director, CEO and President of Amundi      None
Trustee, President and       Serves until a         Pioneer Asset Management USA, Inc. (since
Chief Executive Officer      successor trustee is   September 2014); Chair, Director and CEO of
                             elected or earlier     Amundi Pioneer Asset Management, Inc. (since
                             retirement or removal  September 2014); Chair, Director and CEO of
                                                    Amundi Pioneer Distributor, Inc. (since
                                                    September 2014); Chair, Director, CEO and
                                                    President of Amundi Pioneer Institutional Asset
                                                    Management, Inc. (since September 2014);
                                                    Managing Director, Morgan Stanley Investment
                                                    Management (2010 - 2013); Director of
                                                    Institutional Business, CEO of International,
                                                    Eaton Vance Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (59)*      Trustee since 2014.    Director and Executive Vice President (since      None
Trustee                      Serves until a         2008) and Chief Investment Officer, U.S. (since
                             successor trustee is   2010) of Amundi Pioneer Asset Management USA,
                             elected or earlier     Inc.; Executive Vice President and Chief
                             retirement or removal  Investment Officer, U.S. of Amundi Pioneer
                                                    (since 2008); Executive Vice President of Amundi
                                                    Pioneer Institutional Asset Management, Inc.
                                                    (since 2009); Portfolio Manager of Amundi
                                                    Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 45

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service      Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (52)   Since 2014. Serves at  Vice President and Associate General Counsel of   None
Secretary and Chief Legal    the discretion of the  Amundi Pioneer since January 2008; Secretary and
Officer                      Board                  Chief Legal Officer of all of the Pioneer Funds
                                                    since June 2010; Assistant Secretary of all of
                                                    the Pioneer Funds from September 2003 to May
                                                    2010; Vice President and Senior Counsel of
                                                    Amundi Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (56)       Since 2014. Serves at  Fund Governance Director of Amundi Pioneer since  None
Assistant Secretary          the discretion of the  December 2006 and Assistant Secretary of all the
                             Board                  Pioneer Funds since June 2010; Manager - Fund
                                                    Governance of Amundi Pioneer from December 2003
                                                    to November 2006; and Senior Paralegal of Amundi
                                                    Pioneer from January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (54)            Since 2014. Serves at  Senior Counsel of Amundi Pioneer since May 2013   None
Assistant Secretary          the discretion of the  and Assistant Secretary of all the Pioneer Funds
                             Board                  since June 2010; Counsel of Amundi Pioneer from
                                                    June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (57)         Since 2014. Serves at  Vice President - Fund Treasury of Amundi          None
Treasurer and Chief          the discretion of the  Pioneer; Treasurer of all of the Pioneer Funds
Financial                    Board                  since March 2008; Deputy Treasurer of Amundi
and Accounting Officer                              Pioneer from March 2004 to February 2008; and
                                                    Assistant Treasurer of all of the Pioneer Funds
                                                    from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (52)        Since 2014. Serves at  Director - Fund Treasury of Amundi Pioneer; and   None
Assistant Treasurer          the discretion of the  Assistant Treasurer of all of the Pioneer Funds
                             Board
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (59)           Since 2014. Serves at  Fund Accounting Manager - Fund Treasury of        None
Assistant Treasurer          the discretion of the  Amundi Pioneer; and Assistant Treasurer of all
                             Board                  of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (37)        Since 2014. Serves at  Fund Administration Manager - Fund Treasury of    None
Assistant Treasurer          the discretion of the  Amundi Pioneer since November 2008; Assistant
                             Board                  Treasurer of all of the Pioneer Funds since
                                                    January 2009; Client Service Manager -
                                                    Institutional Investor Services at State Street
                                                    Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------

46 Pioneer ILS Interval Fund | Annual Report | 10/31/17

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                       Other Directorships
Position Held With the Fund  Length of Service      Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (65)         Since 2014. Serves at  Chief Compliance Officer of Amundi Pioneer and    None
Chief Compliance Officer     the discretion of the  of all the Pioneer Funds since March 2010; Chief
                             Board                  Compliance Officer of Amundi Pioneer
                                                    Institutional Asset Management, Inc. since
                                                    January 2012; Chief Compliance Officer of
                                                    Vanderbilt Capital Advisors, LLC since July
                                                    2012: Director of Adviser and Portfolio
                                                    Compliance at Amundi Pioneer since October 2005;
                                                    Senior Compliance Officer for Columbia
                                                    Management Advisers, Inc. from October 2003 to
                                                    October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (46)         Since 2014. Serves at  Director - Transfer Agency Compliance of Amundi   None
Anti-Money Laundering        the discretion of the  Pioneer and Anti-Money Laundering Officer of all
Officer                      Board                  the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 47

                           This page is for your notes.

48 Pioneer ILS Interval Fund | Annual Report | 10/31/17

                           This page is for your notes.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 49

                           This page is for your notes.

50 Pioneer ILS Interval Fund | Annual Report | 10/31/17

                           This page is for your notes.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/17 51

                           This page is for your notes.

52 Pioneer ILS Interval Fund | Annual Report | 10/31/17

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-844-391-3034

Write to us:
--------------------------------------------------------------------------------
DST Systems, Inc.
P.O. Box 219695
Kansas City, MO 64121

Our toll-free fax                                                 1-855-247-7422

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]  Amundi Pioneer
        ==============
      ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2017 Amundi Pioneer Asset Management 28991-02-1217

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Fund was $118,000 payable to Ernst & Young LLP for the year ended
October 31, 2017 and $118,400 payable to Deloitte & Touche LLP for the year ended October 31, 2016.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2017 or 2016.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Fund were $20,465
payable to Ernst & Young LLP for the year ended
October 31, 2017 and $8,778 payable to Deloitte & Touche LLP for the year ended October 31, 2016.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2017 or 2016.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31 2017 and 2016, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $20,465 payable to Ernst & Young LLP for the year ended
October 31, 2017 and $8,778 to Deloitte & Touche LLP for the year ended October 31, 2016.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer ILS Interval Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer


Date December 29, 2017


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 29, 2017

* Print the name and title of each signing officer under his or her signature.